Operating Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Operating Segments

Note 25: Operating Segments
We have three reportable operating segments: Community Banking; Wholesale Banking; and Wealth and Investment Management (WIM). We define our operating segments by product type and customer segment and their results are based on our management accounting process, for which there is no comprehensive, authoritative guidance equivalent to GAAP for financial accounting. The management accounting process measures the performance of the operating segments based on our management structure and is not necessarily comparable with similar information for other financial services companies. If the management structure and/or the allocation process changes, allocations, transfers and assignments may change.

Community Banking offers a complete line of diversified financial products and services to consumers and small businesses with annual sales generally up to $5 million in which the owner generally is the financial decision maker. These financial products and services include checking and savings accounts, credit and debit cards, and automobile, student, mortgage, home equity and small business lending, as well as referrals to Wholesale Banking and WIM business partners.
Community Banking serves customers through a complete range of channels, including traditional and in-supermarket and other small format branches, ATMs, digital (online, mobile, and social), and contact centers (phone, email and correspondence).
The Community Banking segment also includes the results of our Corporate Treasury activities net of allocations (including funds transfer pricing, capital, liquidity and certain corporate expenses) in support of other segments and results of investments in our affiliated venture capital partnerships.

Wholesale Banking provides financial solutions to businesses across the United States with annual sales generally in excess of $5 million and to financial institutions globally. Wholesale Banking provides a complete line of business banking, commercial, corporate, capital markets, cash management and real estate banking products and services. These include traditional commercial loans and lines of credit, letters of credit, asset-based lending, equipment leasing, international trade facilities, trade financing, collection services, foreign exchange services, treasury management, merchant payment processing, institutional fixed-income sales, interest rate, commodity and equity risk management, online/electronic products such as the Commercial Electronic Office® (CEO®) portal, corporate trust fiduciary and agency services, and investment banking services. Wholesale Banking also supports the CRE market with products and services such as construction loans for commercial and residential development, land acquisition and development loans, secured and unsecured lines of credit, interim financing arrangements for completed structures, rehabilitation loans, affordable housing loans and letters of credit, permanent loans for securitization, CRE loan servicing and real estate and mortgage brokerage services.

Wealth and Investment Management provides a full range of personalized wealth management, investment and retirement products and services to clients across U.S. based businesses including Wells Fargo Advisors, The Private Bank, Abbot Downing, Wells Fargo Institutional Retirement and Trust, and Wells Fargo Asset Management. We deliver financial planning, private banking, credit, investment management and fiduciary services to high-net worth and ultra-high-net worth individuals and families. We also serve clients' brokerage needs, supply retirement and trust services to institutional clients and provide investment management capabilities delivered to global institutional clients through separate accounts and the Wells Fargo Funds.

Other includes the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

Table 25.1 presents our results by operating segment.
Table 25.1: Operating Segments

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (1)	Consolidated Company
2017
Net interest income (2)	$30,365	16,967	4,493	(2,268)	49,557
Provision (reversal of provision) for credit losses	2,555	(19)	(5)	(3)	2,528
Noninterest income	18,342	11,206	12,433	(3,149)	38,832
Noninterest expense	32,478	16,755	12,631	(3,380)	58,484
Income (loss) before income tax expense (benefit)	13,674	11,437	4,300	(2,034)	27,377
Income tax expense (benefit)	1,327	2,753	1,610	(773)	4,917
Net income (loss) before noncontrolling interests	12,347	8,684	2,690	(1,261)	22,460
Less: Net income (loss) from noncontrolling interests	276	(15)	16	—	277
Net income (loss) (3)	$12,071	8,699	2,674	(1,261)	22,183
2016
Net interest income (2)	$29,833	16,052	3,913	(2,044)	47,754
Provision (reversal of provision) for credit losses	2,691	1,073	(5)	11	3,770
Noninterest income	19,033	12,490	12,033	(3,043)	40,513
Noninterest expense	27,422	16,126	12,059	(3,230)	52,377
Income (loss) before income tax expense (benefit)	18,753	11,343	3,892	(1,868)	32,120
Income tax expense (benefit)	6,182	3,136	1,467	(710)	10,075
Net income (loss) before noncontrolling interests	12,571	8,207	2,425	(1,158)	22,045
Less: Net income (loss) from noncontrolling interests	136	(28)	(1)	—	107
Net income (loss) (3)	$12,435	8,235	2,426	(1,158)	21,938
2015
Net interest income (2)	$29,242	14,350	3,478	(1,769)	45,301
Provision (reversal of provision) for credit losses	2,427	27	(25)	13	2,442
Noninterest income	20,099	11,554	12,299	(3,196)	40,756
Noninterest expense	26,981	14,116	12,067	(3,190)	49,974
Income (loss) before income tax expense (benefit)	19,933	11,761	3,735	(1,788)	33,641
Income tax expense (benefit)	6,202	3,424	1,420	(681)	10,365
Net income (loss) before noncontrolling interests	13,731	8,337	2,315	(1,107)	23,276
Less: Net income from noncontrolling interests	240	143	(1)	—	382
Net income (loss) (3)	$13,491	8,194	2,316	(1,107)	22,894
2017
Average loans	$476.7	464.6	71.9	(57.1)	956.1
Average assets	984.2	821.8	214.4	(87.4)	1,933.0
Average deposits	729.3	464.5	189.0	(78.2)	1,304.6
2016
Average loans	486.9	449.3	67.3	(53.5)	950.0
Average assets	977.3	782.0	211.5	(85.4)	1,885.4
Average deposits	701.2	438.6	187.8	(77.0)	1,250.6

(1)
Includes the elimination of certain items that are included in more than one business segment, most of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.

(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth and Investment Management segments and Wells Fargo net income for the consolidated company.